Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Information about Certain Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2014	2013
Selected financial assets measured at fair value on a recurring basis(a)
Trading securities(b)	$105	$126
Available-for-sale debt securities(c)	39,762	34,899
Available-for-sale money market funds	2,174	945
Available-for-sale equity securities, excluding money market funds(c)	397	356
Derivative financial instruments in a receivable position(d):
Interest rate swaps	801	468
Foreign currency swaps	593	871
Foreign currency forward-exchange contracts	547	172
	44,379	37,837
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (e)	7,255	9,139
Private equity securities, carried at equity-method or at cost(e), (f)	1,993	2,270
	9,248	11,409
Total selected financial assets	$53,627	$49,246
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):
Interest rate swaps	$17	$301
Foreign currency swaps	594	110
Foreign currency forward-exchange contracts	78	219
	689	630
Other selected financial liabilities(h)
Short-term borrowings, carried at historical proceeds, as adjusted(e)	5,141	6,027
Long-term debt, carried at historical proceeds, as adjusted(i), (j)	31,541	30,462
	36,682	36,489
Total selected financial liabilities	$37,371	$37,119

(a)
We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.

(b)	Trading securities are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.

(c)	Gross unrealized gains and losses are not significant.

(d)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $159 million as of December 31, 2014; and interest rate swaps with fair values of $38 million, foreign currency swaps with fair values of $30 million and foreign currency forward-exchange contracts with fair values of $66 million as of December 31, 2013.

(e)
The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2014 or December 31, 2013. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs.

(f)	Our private equity securities represent investments in the life sciences sector.

(g)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $121 million and foreign currency forward-exchange contracts with fair values of $54 million as of December 31, 2014; and foreign currency swaps with fair values of $76 million and foreign currency forward-exchange contracts with fair values of $77 million as of December 31, 2013.

(h)
Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.

(i)	Includes foreign currency debt with fair values of $560 million as of December 31, 2014 and $651 million as of December 31, 2013, which are used as hedging instruments.

(j)
The fair value of our long-term debt (not including the current portion of long-term debt) was $36.6 billion as of December 31, 2014 and $35.1 billion as of December 31, 2013. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.

Selected Financial Assets and Liabilities Presented in the Condensed Consolidated Balance Sheets

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2014	2013
Assets
Cash and cash equivalents	$1,389	$1,104
Short-term investments	32,779	30,225
Long-term investments	17,518	16,406
Other current assets(a)	1,059	286
Other noncurrent assets(b)	881	1,225
	$53,627	$49,246
Liabilities
Short-term borrowings, including current portion of long-term debt	$5,141	$6,027
Other current liabilities(c)	93	303
Long-term debt	31,541	30,462
Other noncurrent liabilities(d)	596	327
	$37,371	$37,119

(a)
As of December 31, 2014, derivative instruments at fair value include interest rate swaps ($34 million), foreign currency swaps ($494 million) and foreign currency forward-exchange contracts ($531 million) and, as of December 31, 2013, include interest rate swaps ($90 million), foreign currency swaps ($24 million) and foreign currency forward-exchange contracts ($172 million).

(b)
As of December 31, 2014, derivative instruments at fair value include interest rate swaps ($767 million) and foreign currency swaps ($99 million) and foreign currency forward-exchange contracts ($15 million) and, as of December 31, 2013, include interest rate swaps ($378 million) and foreign currency swaps ($847 million).

(c)
At December 31, 2014, derivative instruments at fair value include interest rate swaps ($1 million), foreign currency swaps ($13 million) and foreign currency forward-exchange contracts ($78 million) and, as of December 31, 2013, include foreign currency swaps ($84 million) and foreign currency forward-exchange contracts ($219 million).

(d)
At December 31, 2014, derivative instruments at fair value include interest rate swaps ($16 million) and foreign currency swaps ($581 million) and, as of December 31, 2013, include interest rate swaps ($301 million) and foreign currency swaps ($26 million).

Contractual Maturities of Available-for-sale and Held-to-maturity Debt Securities

The following table provides the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:
	Years				December 31, 2014
(MILLIONS OF DOLLARS)	Within 1	Over 1 to 5	Over 5 to 10	Over 10	Total
Available-for-sale debt securities
Western European, Scandinavian and other government debt(a)	$13,281	$2,281	$—	$—	$15,561
Corporate debt(b)	2,756	3,847	1,370	46	8,019
U.S. government debt	2,246	2,277	21	—	4,543
Western European, Scandinavian and other government agency debt(a)	2,417	435	—	—	2,853
Supranational debt(a)	1,293	905	—	—	2,198
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	16	1,850	72	—	1,938
Reverse repurchase agreements(c)	1,589	—	—	—	1,589
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities	198	793	27	—	1,017
Other asset-backed debt(d)	960	1,077	9	—	2,046
Held-to-maturity debt securities
Western European, Asian and other government debt(a)	3,893	—	—	—	3,893
Time deposits, corporate debt and other(b)	3,346	12	3	—	3,361
Total debt securities	$31,994	$13,476	$1,501	$46	$47,017

(a)	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.

(b)	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.

(c)	Involving U.S. securities.

(d)
Includes loan-backed, receivable-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans, and receivable-backed securities are collateralized by credit cards receivables. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.

Schedule of Long-term Debt Instruments

The following table provides the components of our senior unsecured long-term debt:
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2014	2013
6.20%(a)	March 2019	$3,264	$3,234
7.20%(a)	March 2039	2,902	2,603
4.75% euro(b)	June 2016	2,424	2,752
5.75% euro(b)	June 2021	2,419	2,748
6.50% U.K. pound(b)	June 2038	2,316	2,459
5.95%(c)	April 2037	2,083	2,085
2.10%(c)	May 2019	1,507	—
4.55% euro(d)	May 2017	1,201	1,390
5.50%(b)	February 2016	1,018	1,033
5.35%(e)	March 2015	—	3,037
Notes and other debt with a weighted-average interest rate of 5.11%(f)	2021–2044	6,698	4,810
Notes and other debt with a weighted-average interest rate of 3.19%(g)	2017–2018	5,161	3,683
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 2.84%(h)	2015-2016	547	628
Long-term debt		$31,541	$30,462
Current portion of long-term debt (not included above)		$3,011	$2,060

(a)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50%, plus, in each case, accrued and unpaid interest.

(b)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20%. plus, in each case, accrued and unpaid interest.

(c)
The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% for the 5.95% notes and 0.07% for the 2.10% notes, plus, in each case, accrued and unpaid interest.

(d)
The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the price at which the gross redemption yield on the notes would be equal to the gross redemption yield of a comparable European government bond (selected at the discretion of the Trustee) on the basis of the middle market price of such European government bond.

(e)	At December 31, 2014, the note has been reclassified to Current portion of long-term debt.

(f)
Contains debt issuances with a weighted-average maturity of approximately 22 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average 0.22%, plus, in each case, accrued and unpaid interest.

(g)
Contains debt issuances with a weighted-average maturity of approximately 3 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average 0.14%, plus, in each case, accrued and unpaid interest.

(h)	Contains debt issuances with a weighted-average maturity of approximately 1 year.

Schedule of Maturities of Long-term Debt

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2014:
(MILLIONS OF DOLLARS)	2016	2017	2018	2019	After 2019	TOTAL
Maturities	$3,990	$3,963	$2,399	$4,771	$16,418	$31,541

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)
(MILLIONS OF DOLLARS)	Dec 31, 2014	Dec 31, 2013	Dec 31, 2014	Dec 31, 2013	Dec 31, 2014	Dec 31, 2013
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$(799)	$554	$(808)	$220
Foreign currency forward-exchange contracts	—	—	823	(66)	332	(126)

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency swaps	—	(3)	78	156	—	—

Foreign currency forward-exchange contracts	—	(3)	—	(1)	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	164	56	—	—	—	—
Foreign currency swaps	(2)	(18)	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency long-term debt	—	—	33	133	—	—
All other net	(3)	(1)	—	—	—	—
	$160	$31	$135	$776	$(477)	$94

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges, as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.